Stock Options, Stock-Based Compensation Expense (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Stock-based compensation expense	$ 1,907,168	$ 1,570,914	$ 5,551,573	$ 4,637,142	$ 6,182,841	$ 5,305,070	$ 2,899,304
Research and Development [Member]
Stock-Based Compensation [Abstract]
Stock-based compensation expense	612,218	702,284	2,041,070	2,090,076	2,687,975	2,177,643	1,129,556
General and Administrative [Member]
Stock-Based Compensation [Abstract]
Stock-based compensation expense	$ 1,029,980	$ 868,630	$ 3,245,533	$ 2,547,066	$ 3,494,866	$ 3,127,427	$ 1,769,748